Commitments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum fixed commitments related to all non-cancellable leases	The minimum fixed commitments related to all
non-cancellable
leases are as follows:

For the years ending December 31,	Operating Leases	Capital Leases
	(in thousands)
2021	$2,413	$50
2022	2,358	4
2023	1,563	3
2024	940	1
2025	215	—

Total minimum lease payments	$7,489	58

Less: amount representing interest		(3)

Present value of minimum lease payments		55
Less: current obligation		(48)

Long-term obligations under capital lease		$7

Schedule of estimated indirect tax liability
The following table summarizes the estimated indirect tax liability activity during the six months ended June 30, 2021:

June 30,
2021
(in thousands)
Balance, December 31, 2020	$921
Payments	(162)
Adjustment to expense	(32)

Balance, June 30, 2021	$727

The following table summarizes the estimated indirect tax liability activity during the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
	(in thousands)
Balance, beginning of year	$680	$662
Adjustments to existing liabilities	241	18

Balance, end of year	$921	$680